CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	3 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current and non-current assets and liabilities
CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

	Other Financial Assets		Accounts Receivable and Other		Inventory
AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	2020	2019	2020	2019	2020	2019
Current portion	$4,054	$3,605	$12,504	$13,862	$6,360	$7,054
Non-current portion	10,299	8,863	4,636	4,607	3,852	3,218
	$14,353	$12,468	$17,140	$18,469	$10,212	$10,272

b)    Liabilities

	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	2020	2019	2020	2019	2020	2019
Current portion	$21,908	$23,212	$—	$—	$19,091	$15,713
Non-current portion	20,327	19,865	8,051	7,083	117,271	120,579
	$42,235	$43,077	$8,051	$7,083	$136,362	$136,292